UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       750 Lexington Avenue, 22nd Floor
               New York, NY 10022

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen Miller
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ Stephen Miller                 New York, NY                11/14/05
--------------------              ---------------             ----------
   [Signature]                     [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                                                            Value                SH/   PUT/   Inv    Other
Issuer                        Class            CUSIP      (x$1000)    SH/PRN AMT PRN   CALL   Discr   Mgr    SOLE   SHARED   NONE

3COM CORP                     COM              885535104    2,732       669,500  SH          DEFINED   01   669,500
4 KIDS ENTMT INC              COM              350865101    1,304        75,000  SH          DEFINED   01    75,000
ADAPTEC INC                   NOTE  0.750%12/2 00651FAG3    3,327     4,101,000  PRN         DEFINED   01                  4,101,000
ANADIGICS INC                 NOTE  5.000%11/1 032515AB4    1,960     2,000,000  PRN         DEFINED   01                  2,000,000
APPLIED MATLS INC             COM              038222105    1,179        69,500       PUT    DEFINED   01    69,500
AVANIR PHARMACEUTICALS        CL A             05348P104       96        31,024  SH          DEFINED   01    31,024
BEA SYS INC                   COM              073325102    1,753       195,000  SH          DEFINED   01   195,000
BORLAND SOFTWARE CORP         COM              099849101      786       135,000  SH          DEFINED   01   135,000
BOWATER INC                   COM              102183100    3,449       122,000       PUT    DEFINED   01   122,000
BROCADE COMMUNICATIONS SYS I  COM              111621108      664       162,700  SH          DEFINED   01   162,700
CAPITAL ONE FINL CORP         COM              14040H105    3,221        40,500       PUT    DEFINED   01    40,500
CARNIVAL CORP                 PAIRED CTF       143658300    3,749        75,000       PUT    DEFINED   01    75,000
CARNIVAL CORP                 PAIRED CTF       143658300    3,749        75,000  SH          DEFINED   01    75,000
CASTLE ENERGY CORP            COM PAR$0.50N    148449309      579        27,900  SH          DEFINED   01    27,900
CASUAL MALE RETAIL GRP INC    NOTE  5.000% 1/0 148711AB0    2,693     3,000,000  PRN         DEFINED   01                  3,000,000
CENTURY ALUM CO               NOTE  1.750% 8/0 156431AE8    4,270     4,500,000  PRN         DEFINED   01                  4,500,000
CIENA CORP                    NOTE  3.750% 2/0 171779AA9    3,640     4,000,000  PRN         DEFINED   01                  4,000,000
COMMSCOPE INC                 SDCV  1.000% 3/1 203372AD9    2,899     3,000,000  PRN         DEFINED   01                  3,000,000
CORGENTECH INC                COM              21872P105      118        50,000  SH          DEFINED   01    50,000
CURAGEN CORP                  SDCV  6.000% 2/0 23126RAC5   10,215    10,450,000  PRN         DEFINED   01                 10,450,000
CURAGEN CORP                  NOTE  4.000% 2/1 23126RAE1    1,210     1,583,000  PRN         DEFINED   01                  1,583,000
DELL INC                      COM              24702R101    2,822        82,500       PUT    DEFINED   01    82,500
ENZON PHARMACEUTICALS INC     NOTE  4.500% 7/0 293904AB4    8,873     9,777,000  PRN         DEFINED   01                  9,777,000
E TRADE FINANCIAL CORP        NOTE  6.000% 2/0 269246AB0    3,633     3,597,000  PRN         DEFINED   01                  3,597,000
FREEPORT-MCMORAN COPPER & GO  NOTE  7.000% 2/1 35671DAK1   13,340     8,000,000  PRN         DEFINED   01                  8,000,000
GLOBESPAN INC                 NOTE  5.250% 5/1 379571AB8    2,959     3,000,000  PRN         DEFINED   01                  3,000,000
INCYTE CORP                   NOTE  5.500% 2/0 45337CAC6    6,787     6,925,000  PRN         DEFINED   01                  6,925,000
INTEL CORP                    COM              458140100    1,627        66,000       PUT    DEFINED   01    66,000
JDS UNIPHASE CORP             NOTE        11/1 46612JAB7    5,055     6,000,000  PRN         DEFINED   01                  6,000,000
LEVEL 3 COMMUNICATIONS INC    COM              52729N100      116        50,000       PUT    DEFINED   01    50,000
LEXMARK INTL NEW              CL A             529771107    1,221        20,000  SH          DEFINED   01    20,000
LIBERTY MEDIA CORP NEW        COM SER A        530718105       97        12,000  SH          DEFINED   01    12,000
LYONDELL CHEMICAL CO          COM              552078107    3,005       105,000       PUT    DEFINED   01   105,000
MAXIM INTEGRATED PRODS INC    COM              57772K101    2,303        54,000       PUT    DEFINED   01    54,000
MAXXAM INC                    COM              577913106      376        11,200  SH          DEFINED   01    11,200
MBIA INC                      COM              55262C100      303         5,000       PUT    DEFINED   01     5,000
MERIDIAN RESOURCE CORP        COM              58977Q109    1,055       253,000  SH          DEFINED   01   253,000
NASDAQ 100 TR                 COM              631100104  134,164     3,400,000       CALL   DEFINED   01 3,400,000
NEWMONT MINING CORP           COM              651639106    2,359        50,000       CALL   DEFINED   01    50,000
NEWMONT MINING CORP           COM              651639106       71         1,500  SH          DEFINED   01     1,500
PDI INC                       COM              69329V100    1,072        70,000  SH          DEFINED   01    70,000
PHOTRONICS INC                NOTE  2.250% 4/1 719405AE2    1,326     1,000,000  PRN         DEFINED   01                  1,000,000
PIONEER NAT RES CO            COM              723787107      824        15,000  SH          DEFINED   01    15,000
PIXELWORKS INC                SDCV  1.750% 5/1 72581MAB3    3,482     5,000,000  PRN         DEFINED   01                  5,000,000
PMI GROUP INC                 COM              69344M101    1,096        27,500       PUT    DEFINED   01    27,500
POWERWAVE TECHNOLOGIES INC    NOTE  1.250% 7/1 739363AB5    3,908     3,000,000  PRN         DEFINED   01                  3,000,000
QUALCOMM INC                  COM              747525103    3,625        81,000       PUT    DEFINED   01    81,000
QUANTA SVCS INC               NOTE  4.000% 7/0 74762EAA0    3,378     3,500,000  PRN         DEFINED   01                  3,500,000
QUANTA SVCS INC               SDCV  4.500%10/0 74762EAC6    3,844     3,000,000  PRN         DEFINED   01                  3,000,000
RADIAN GROUP INC              COM              750236101    1,460        27,500       PUT    DEFINED   01    27,500
REALNETWORKS INC              NOTE         7/0 75605LAB0    1,775     2,000,000  PRN         DEFINED   01                  2,000,000
RED HAT INC                   DBCV  0.500% 1/1 756577AB8    1,502     1,500,000  PRN         DEFINED   01                  1,500,000
RESEARCH IN MOTION LTD        COM              760975102    3,278        48,000       PUT    DEFINED   01    48,000
SIEBEL SYS INC                COM              826170102    1,188       115,000  SH          DEFINED   01   115,000
SUNTERRA CORP                 NOTE  3.750% 3/2 86787DAC3    7,154     7,150,000  PRN         DEFINED   01                  7,150,000
TEKELEC                       NOTE  2.250% 6/1 879101AE3    1,159     1,000,000  PRN         DEFINED   01                  1,000,000
TEXAS INSTRS INC              COM              882508104    1,237        36,500       PUT    DEFINED   01    36,500
TYCO INTL LTD NEW             COM              902124106      836        30,000  SH          DEFINED   01    30,000
XCYTE THERAPIES INC           PFD CV EXCH      98389F408       77        20,772  SH          DEFINED   01    20,772

                                 59                       285,974


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         59
Form 13F Information Table Value Total:         $285,974
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                        Promethean Investment Group, LLC